Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2013		December 31, 2012
			Carrying	Fair	Carrying	Fair
			Amount	Value	Amount	Value
	Fair Value		Asset	Asset	Asset	Asset
	Hierarchy		(Liability)	(Liability)	(Liability)	(Liability)
	Level		$	$	$	$
Recurring:
Cash and cash equivalents and restricted cash	Level 1		636,779	636,779	642,166	642,166
Derivative instruments (note 12)
Interest rate swap agreements – assets	Level 2		81,119	81,119	165,687	165,687
Interest rate swap agreements – liabilities	Level 2		(200,762)	(200,762)	(304,220)	(304,220)
Cross currency swap agreement	Level 2		(18,236)	(18,236)	(2,623)	(2,623)
Other derivative	Level 3		6,344	6,344	1,100	1,100
Other:
Advances to equity accounted joint ventures (note 6b)	(i	)	85,135	(i )	—	—
Advances to joint venture partner (note 6a)	(ii	)	14,364	(ii )	14,004	(ii )
Long-term debt – public (note 9)	Level 1		(263,534)	(274,240)	(125,791)	(129,439)
Long-term debt – non-public (note 9)	Level 2		(1,513,973)	(1,409,252)	(1,287,562)	(1,170,788)

(i)	The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.
(ii)	The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. The advances from the Teekay Tangguh Joint Venture to the joint venture partner together with the joint venture partner’s equity investment in the Teekay Tangguh Joint Venture form the net aggregate carrying value of the joint venture partner’s interest in the Teekay Tangguh Joint Venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable; however, these advances have been repaid subsequent to December 31, 2013.

Changes in Fair Value of Assets (Liabilities) Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the years ended December 31, 2013 and 2012 for the Partnership’s other derivative asset (liability), the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2013	2012
	$	$
Fair value at beginning of period	1,100	(600)
Realized and unrealized gains included in earnings	5,221	2,607
Settlements	23	(907)

Fair value at end of period	6,344	1,100

Summary of Partnership's Loan Receivables and Other Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			December 31,	December 31,
	Credit Quality		2013	2012
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	699,695	403,386
Other receivables:
Long-term receivable included in other assets	Payment activity	Performing	8,095	1,704
Advances to equity accounted joint ventures (note 6b)	Other internal metrics	Performing	85,135	—
Advances to joint venture partner (note 6a)	Other internal metrics	Performing	14,364	14,004

			807,289	419,094